Note 14 - Income Tax (Details) - Summary of Income (Loss) Before Income Taxes from Continuing Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Income (Loss) Before Income Taxes from Continuing Operations [Abstract]
Cayman Islands	$ (22,116)	$ (31,218)	$ 5,188
Foreign	4,015	5,633	4,872
	$ (18,101)	$ (25,585)	$ 10,060